Average Annual Total Returns - ClearBridge Dividend Strategy Fund	May 01, 2021
Class A
Average Annual Return:
1 Year	1.43%
5 Years	11.53%
10 Years	10.99%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	0.94%
5 Years	10.20%
10 Years	9.97%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.10%
5 Years	8.95%
10 Years	8.79%
Class C
Average Annual Return:
1 Year	5.86%
5 Years	12.06%
10 Years	10.85%
Class I
Average Annual Return:
1 Year	7.96%
5 Years	13.20%
10 Years	12.00%
Class FI
Average Annual Return:
1 Year	7.71%
5 Years	12.86%
10 Years		[1]
Since Inception	10.45%
Inception Date	May 16, 2013
Class R
Average Annual Return:
1 Year	7.27%
5 Years	12.53%
10 Years		[1]
Since Inception	11.60%
Inception Date	Feb. 02, 2012
Class IS
Average Annual Return:
1 Year	8.02%
5 Years	13.29%
10 Years		[1]
Since Inception	11.16%
Inception Date	Apr. 10, 2013
Class 1
Average Annual Return:
1 Year	7.93%
5 Years	13.17%
10 Years		[1]
Since Inception	11.45%
Inception Date	Apr. 29, 2011

[1]	N/A